Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NICHOLAS EQUITY INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
NICHOLAS EQUITY INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NICHOLAS EQUITY INCOME FUND INC SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s main goal is to produce reasonable income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	the Fund’s secondary goal is moderate long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.20% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.20%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may not correlate to the “Ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve reasonable income, the Fund seeks an income yield that exceeds the corporate dividend yield on the securities included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The market capitalization of the securities held by the Fund as of June 30, 2013 ranged from a low of $288 million to a high of $199 billion. To achieve moderate long-term growth, the Fund seeks a five-year return which approximates three-fourths of the average total return achieved over a five-year period on the S&P 500 Index.

       To pursue the Fund's investment objectives, the Fund invests in a diversified portfolio of income-producing equity securities (including common stocks, preferred stocks and convertible securities) and corporate and government fixed income investments (including notes, bonds and debentures). The Fund is not managed as a balanced portfolio. The Fund invests, under normal market conditions, at least 80% of its net assets in equity securities. The Fund's Board of Directors may change this policy without shareholder approval. However, the Fund will not change this policy of investing at least 80% of its net assets in equity securities without first changing the Fund's name and providing at least 60 days prior notice to shareholders. The Fund's asset allocation is determined by its Adviser, Nicholas Company, Inc. (the "Adviser"), at any given time in light of its assessment of current economic conditions and investment opportunities.

      In selecting investments, the Adviser performs its own credit analysis on the credit quality of issuers. In this evaluation, the Adviser considers, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

		The Fund may invest in both investment grade and non-investment grade securities and its investments may include both rated and unrated securities. The Fund is subject to the following restriction: at time of investment, not more than 20% of the Fund's total assets may be invested in non-investment grade preferred stocks, convertible securities and debt securities. The Fund invests in both short-term and long-term debt securities and is not limited as to the maturities of the securities in which it invests. The Fund may invest in Real Estate Investment Trusts ("REITs") and other real estate-based securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the Fund cannot guarantee that it will meet its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.

The principal risks of investing in the Fund are:

  Stock Market Risk – Stock market risk involves the possibility that the value of the Fund’s investments in equity securities will decrease because of declines in the stock market, regardless of the success or failure of the operations of the Fund’s portfolio companies. At other times, there are specific factors that may adversely affect the value of a particular investment of the Fund.
  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Although the Fund will invest most of its assets in the securities of medium- and large- sized companies, the Fund may face additional risks due to its investments in small-sized companies. Securities of small- to medium-sized companies often fluctuate in price more than common stocks of larger companies.
  Credit Risk – Credit risk involves the possibility that the issuers of securities held in the Fund’s portfolio may fail to make timely interest and principal payments. The Fund’s investments may include non-investment grade securities (securities with lower credit qualities) which recognized rating agencies consider speculative with respect to the issuer’s continuing ability to pay interest or principal.
  Interest Rate Risk – Interest rate risk refers to the risk that the prices of the Fund’s investments, particularly fixed income investments, are likely to fall if interest rates rise. This is because the prices of debt securities typically move in the opposite direction of interest rates. Debt securities with longer maturities generally are affected to a greater degree than debt securities with shorter maturities. Because the Fund does not have a policy limiting the maturity of its investments, and the Fund may invest in debt securities with longer maturities, the Fund may be subject to greater interest rate risk than a fund that primarily invests in short-term debt securities.
  In addition, the income you receive from the Fund is based in part on interest rates which can vary widely over the short- and long-term. If interest rates decline, your income from the Fund may decline as well.
  Selection Risk – The Fund also faces selection risk, which is the risk that the investments the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.
  Risks Related to Preferred Stock and Convertible Investments – Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without a stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. The value of convertible preferred stock and debt securities convertible into common stock generally will be affected by its stated dividend rate or interest rate, as applicable, and the value of the underlying common stock. As a result of the conversion feature, the dividend rate or interest rate on convertible preferred stock or convertible debt securities generally is less than would be the case if the security were not convertible. Therefore, the value of convertible preferred stock and convertible debt securities will be affected by the factors that affect both equity securities (such as stock market movements) and debt securities (such as interest rates). Some convertible securities might require the Fund to sell the securities back to the issuer or a third party at a time that is disadvantageous to the Fund.
  Investments in Unrated Debt Securities – Although unrated securities are not necessarily of lower quality than rated securities, the market for them may not be as liquid and thus they may carry greater market risk and a higher yield than rated securities.
  High Yield Bond Market Risk – The entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default or just a change in the market’s volatility.
  Call Risk – If interest rates fall, it is possible that issuers of bonds with high interest rates will prepay or “call” their bonds before their maturity dates. In such event, the proceeds could be reinvested by the Fund in bonds with the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
  Risks Related to Investments in REITs and Other Real Estate-Based Securities – These securities are subject to risks related to the real estate industry. The performance of these securities is dependent on the types and locations of the properties owned by the entities issuing the securities and how well the properties are managed. In addition, these securities also are subject to market risk (the risk that stock prices overall will decline over short or even extended periods) and interest rate risk (the risk that the prices of these securities will decrease if interest rates rise).
           Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objectives will be achieved.

		Please note the Fund’s objective stresses reasonable income. Although the Adviser will consider the possibility of some capital appreciation in selecting investments for the Fund, you should not expect the Fund to reach the growth potential of funds which have growth or capital appreciation as their primary objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund shares or the values of the Fund's investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years(1). Updated performance information for the Fund is available on our website at www.nicholasfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years(1).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 21.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -17.67% (for the quarter ended December 31, 2008).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2012 (the Fund’s most recently completed calendar year), compared to the returns of a broad measure of market performance and the performance average of similar mutual funds. The table also shows the Fund’s average annual total returns after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
NICHOLAS EQUITY INCOME FUND INC | Nicholas Equity Income Fund, Inc
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Wire Redemption Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[2]
One Year	rr_ExpenseExampleYear01	78
Three Years	rr_ExpenseExampleYear03	243
Five Years	rr_ExpenseExampleYear05	422
Ten Years	rr_ExpenseExampleYear10	$ 942
2003	rr_AnnualReturn2003	22.05%	[3]
2004	rr_AnnualReturn2004	19.66%	[3]
2005	rr_AnnualReturn2005	(0.39%)	[3]
2006	rr_AnnualReturn2006	24.92%	[3]
2007	rr_AnnualReturn2007	1.29%	[3]
2008	rr_AnnualReturn2008	(23.59%)	[3]
2009	rr_AnnualReturn2009	34.54%	[3]
2010	rr_AnnualReturn2010	22.04%	[3]
2011	rr_AnnualReturn2011	1.62%	[3]
2012	rr_AnnualReturn2012	13.58%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.67%)
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Year	rr_AverageAnnualReturnYear05	7.68%
Ten Year	rr_AverageAnnualReturnYear10	10.30%
NICHOLAS EQUITY INCOME FUND INC | Return After Taxes on Distributions | Nicholas Equity Income Fund, Inc
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.70%
Five Year	rr_AverageAnnualReturnYear05	7.03%
Ten Year	rr_AverageAnnualReturnYear10	9.43%
NICHOLAS EQUITY INCOME FUND INC | Return After Taxes on Distributions and Sale of Fund Shares | Nicholas Equity Income Fund, Inc
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.95%
Five Year	rr_AverageAnnualReturnYear05	6.55%
Ten Year	rr_AverageAnnualReturnYear10	8.94%
NICHOLAS EQUITY INCOME FUND INC | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Year	rr_AverageAnnualReturnYear05	1.66%
Ten Year	rr_AverageAnnualReturnYear10	7.10%
NICHOLAS EQUITY INCOME FUND INC | Lipper Equity Income Fund Objective (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.44%
Five Year	rr_AverageAnnualReturnYear05	1.81%
Ten Year	rr_AverageAnnualReturnYear10	7.46%

[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the "Ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Fund's fiscal year end is March 31. The Fund's calendar year-to-date return (six months) as of June 30, 2013 was 15.08%.